CONVERTIBLE DEBENTURES - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($) shares	Nov. 07, 2012 CAD ($)	Jul. 19, 2012 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Repayments of debentures						$ 0		$ 44,034,000
Conversion of securities recorded as a component of shareholder's equity								48,580,000
Liability portion of convertible debentures (note 22)			$ 84,961,000		$ 84,961,000	$ 0		$ 84,961,000
Number of shares issued (in shares) | shares			7,351,060		7,351,060	517,935		7,351,060
Convertible Unsecured Subordinated Debentures, Due June 30, 2017
Disclosure of detailed information about financial instruments [line items]
Repayments of debentures	$ 43,779,000	$ 56,837
Debt face amount										$ 57,500
Borrowings, interest rate										6.00%
Interest expense on borrowings						$ 1,313,000	$ 1,705
Conversion of securities recorded as a component of shareholder's equity					$ 6,564,000
Convertible Unsecured Subordinated Debentures, Due December 31, 2017
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate									7.50%
Conversion of securities recorded as a component of shareholder's equity			$ 9,110,000
Liability portion of convertible debentures (note 22)						$ 0
Debt converted			48,559,000	$ 61,724
Debt conversion price (in USD per share) | $ / shares						$ 13.70
Debt converted (in shares) | shares						72.9927
Number of shares issued (in shares) | shares						4,505,393
Interest expense			255,000	$ 324		$ 3,503,000	$ 4,467
Notional amount									$ 69,000
Net proceeds from debentures			$ 65,800,000